SHORT-TERM BANK LOANS	12 Months Ended
Jun. 30, 2014
Short-Term Debt [Abstract]
Short-term Debt [Text Block]
NOTE 14 -	SHORT-TERM BANK LOANS

On June 30, 2013, the Company’s short-term bank borrowings consisted of revolving bank loans of $8,329,263 from several banks, which were subject to annual interest rates ranging from 2.84% to 5.97%, with a weighted average interest rate of 4.07%, of which $4,645,907 was collateralized by a pledge of guarantee amounting to $4,855,390 with restricted cash of the same amount deposited in the bank. The remaining borrowings are secured by the pledge of guarantee amounting to $1,334,025 with restricted cash, building and prepaid land leases with carrying values of $1,125,846 and $2,118,147 as of June 30, 2013, respectively.

On June 30, 2014, the Company’s short-term bank borrowings consisted of revolving bank loans of $4,493,846 from several banks, which were subject to annual interest rates ranging from 0.24% to 1.32%, with a weighted average interest rate of 1.11%. The short-term loan are secured by the pledge of guarantee amounting to $5,384,628 with restricted cash and buildings with carrying values of $1,503,683 and $3,880,946 as of June 30, 2014, respectively.

For the years ended June 30, 2012, 2013, and 2014, interest expenses on short-term bank loans amounted to $557,333, $391,785 and $5,057 respectively.

As of June 30, 2013, the Company had available lines of credit from various banks in the PRC and Malaysia amounting to $173,032,443, of which $21,325,707 was utilized and $151,706,736 is available for use. These line of credit were secured by a pledge restricted cashes and buildings amounting to $7,003,594.

As of June 30, 2014, the Company had available lines of credit from various banks in the PRC and Malaysia amounting to $173,669,721, of which $34,337,337 was utilized and $139,332,384 is available for use. These line of credit were secured by a pledge restricted cashes and buildings amounting to $7,940,641.